PGIM Short Duration High Yield ETF
Schedule of Investments  (unaudited)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 93.8%
Asset-Backed Securities 3.0%
Collateralized Loan Obligations
Ares CLO Ltd. (Cayman Islands), Series 2018-28RA, Class A1R, 144A, 3 Month SOFR + 1.150% (Cap N/A, Floor 1.150%)	6.479%(c)	10/17/30	250	$250,251
Sound Point CLO Ltd. (Cayman Islands), Series 2018-03A, Class A1AR, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	6.624(c)	10/26/31	250	249,983
Voya CLO Ltd. (Cayman Islands), Series 2015-03A, Class A1R3, 144A, 3 Month SOFR + 1.150% (Cap N/A, Floor 1.150%)	6.475(c)	10/20/31	250	250,218

Total Asset-Backed Securities (cost $750,000)				750,452
Corporate Bonds 89.2%
Aerospace & Defense 1.3%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.125	06/15/26	325	330,187
Airlines 1.5%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., Sr. Sec’d. Notes, 144A	5.500	04/20/26	150	148,584
United Airlines, Inc., Sr. Sec’d. Notes, 144A	4.375	04/15/26	150	144,588
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland), Sr. Unsec’d. Notes, 144A	7.875	05/01/27	100	90,110
				383,282
Apparel 0.6%
Hanesbrands, Inc., Gtd. Notes, 144A	4.875	05/15/26	75	72,740
William Carter Co. (The), Gtd. Notes, 144A	5.625	03/15/27	75	73,785
				146,525

PGIM Short Duration High Yield ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers 0.3%
PM General Purchaser LLC, Sr. Sec’d. Notes, 144A	9.500%	10/01/28	75	$76,115
Auto Parts & Equipment 2.1%
American Axle & Manufacturing, Inc., Gtd. Notes	6.500	04/01/27	50	49,683
Clarios Global LP/Clarios US Finance Co.,
Gtd. Notes, 144A	8.500	05/15/27	125	125,469
Sr. Sec’d. Notes, 144A	6.250	05/15/26	125	124,375

Dana, Inc., Sr. Unsec’d. Notes	5.375	11/15/27	75	72,927
Phinia, Inc., Sr. Sec’d. Notes, 144A	6.750	04/15/29	10	10,084
Tenneco, Inc., Sr. Sec’d. Notes, 144A	8.000	11/17/28	100	91,297
Titan International, Inc., Sr. Sec’d. Notes	7.000	04/30/28	50	48,399
				522,234
Banks 1.1%
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A	6.625	01/15/27	75	72,425
Sr. Unsec’d. Notes, 144A	7.625	05/01/26	125	124,178

Popular, Inc. (Puerto Rico), Sr. Unsec’d. Notes	7.250	03/13/28	75	76,500
				273,103
Building Materials 1.6%
Eco Material Technologies, Inc., Sr. Sec’d. Notes, 144A	7.875	01/31/27	75	74,998
JELD-WEN, Inc., Gtd. Notes, 144A	4.875	12/15/27	100	93,750
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	5.000	02/15/27	250	242,367
				411,115

PGIM Short Duration High Yield ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chemicals 1.3%
Avient Corp., Sr. Unsec’d. Notes, 144A	5.750%	05/15/25	175	$174,073
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A	4.875	06/01/24	100	99,875
WR Grace Holdings LLC, Sr. Sec’d. Notes, 144A	4.875	06/15/27	50	48,052
				322,000
Coal 0.3%
Conuma Resources Ltd. (Canada), Sr. Sec’d. Notes, 144A	13.125	05/01/28	73	73,000
Commercial Services 3.6%
Adtalem Global Education, Inc., Sr. Sec’d. Notes, 144A	5.500	03/01/28	25	23,975
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Sec’d. Notes, 144A	6.625	07/15/26	16	16,000
Alta Equipment Group, Inc.,
Sec’d. Notes, 144A	5.625	04/15/26	150	152,109
Sec’d. Notes, 144A	9.000	06/01/29	15	14,508

AMN Healthcare, Inc., Gtd. Notes, 144A	4.625	10/01/27	150	141,916
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes, 144A	5.750	07/15/27	150	143,744
Brink’s Co. (The), Gtd. Notes, 144A	4.625	10/15/27	50	47,743
Herc Holdings, Inc., Gtd. Notes, 144A	5.500	07/15/27	125	121,863
Hertz Corp. (The), Gtd. Notes, 144A	4.625	12/01/26	50	38,825
Mavis Tire Express Services Topco Corp., Sr. Unsec’d. Notes, 144A	6.500	05/15/29	75	69,128
MPH Acquisition Holdings LLC, Sr. Sec’d. Notes, 144A	5.500	09/01/28	75	55,775

PGIM Short Duration High Yield ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)

Service Corp. International, Sr. Unsec’d. Notes	4.625%	12/15/27	25	$23,899
United Rentals North America, Inc., Gtd. Notes	4.875	01/15/28	50	48,152
				897,637
Computers 1.3%
Fortress Intermediate 3, Inc., Sr. Sec’d. Notes, 144A	7.500	06/01/31	20	20,247
McAfee Corp., Sr. Unsec’d. Notes, 144A	7.375	02/15/30	75	69,420
NCR Atleos Corp., Sr. Sec’d. Notes, 144A	9.500	04/01/29	100	107,948
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., Sr. Sec’d. Notes, 144A	5.750	06/01/25	125	124,887
				322,502
Distribution/Wholesale 0.6%
H&E Equipment Services, Inc., Gtd. Notes, 144A	3.875	12/15/28	125	111,908
Ritchie Bros Holdings, Inc. (Canada), Sr. Sec’d. Notes, 144A	6.750	03/15/28	50	50,500
				162,408
Diversified Financial Services 5.8%
Bread Financial Holdings, Inc., Gtd. Notes, 144A	9.750	03/15/29	50	52,387
Freedom Mortgage Holdings LLC, Sr. Unsec’d. Notes, 144A	9.250	02/01/29	20	20,195
GGAM Finance Ltd. (Ireland),
Gtd. Notes, 144A	6.875	04/15/29	10	10,055
Gtd. Notes, 144A	8.000	02/15/27	50	51,203

goeasy Ltd. (Canada), Gtd. Notes, 144A	4.375	05/01/26	75	72,187
LD Holdings Group LLC, Gtd. Notes, 144A	6.125	04/01/28	50	34,806

PGIM Short Duration High Yield ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)

LFS Topco LLC, Gtd. Notes, 144A	5.875%	10/15/26	75	$70,378
Macquarie Airfinance Holdings Ltd. (United Kingdom),
Sr. Unsec’d. Notes, 144A	6.400	03/26/29	5	5,056
Sr. Unsec’d. Notes, 144A	8.375	05/01/28	50	52,500

Nationstar Mortgage Holdings, Inc., Gtd. Notes, 144A	6.000	01/15/27	125	123,269
Navient Corp.,
Sr. Unsec’d. Notes	5.000	03/15/27	25	23,733
Sr. Unsec’d. Notes	6.750	06/25/25	100	100,286
Sr. Unsec’d. Notes	6.750	06/15/26	100	99,857
OneMain Finance Corp.,
Gtd. Notes	6.875	03/15/25	225	226,908
Gtd. Notes	7.125	03/15/26	150	152,226

PennyMac Financial Services, Inc., Gtd. Notes, 144A	5.375	10/15/25	200	198,322
PRA Group, Inc., Gtd. Notes, 144A	8.875	01/31/30	15	14,826
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., Gtd. Notes, 144A	2.875	10/15/26	150	139,514
				1,447,708
Electric 3.3%
Calpine Corp.,
Sr. Sec’d. Notes, 144A	5.250	06/01/26	150	148,447
Sr. Unsec’d. Notes, 144A	5.125	03/15/28	50	47,655
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28	150	147,038
Gtd. Notes, 144A	5.250	06/15/29	50	47,722
Vistra Operations Co. LLC,
Gtd. Notes, 144A	5.000	07/31/27	100	96,672
Gtd. Notes, 144A	5.500	09/01/26	175	172,209
Gtd. Notes, 144A	5.625	02/15/27	175	172,217
				831,960
Electrical Components & Equipment 1.3%
Energizer Holdings, Inc., Gtd. Notes, 144A	6.500	12/31/27	125	123,912

PGIM Short Duration High Yield ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electrical Components & Equipment (cont’d.)
WESCO Distribution, Inc.,
Gtd. Notes, 144A	6.375%	03/15/29	15	$15,073
Gtd. Notes, 144A	7.125	06/15/25	175	174,979
				313,964
Electronics 0.7%
Likewize Corp., Sr. Sec’d. Notes, 144A	9.750	10/15/25	125	126,144
Sensata Technologies BV, Gtd. Notes, 144A	5.000	10/01/25	50	50,205
				176,349
Engineering & Construction 0.2%
AECOM, Gtd. Notes	5.125	03/15/27	50	48,635
Entertainment 2.8%
Caesars Entertainment, Inc., Sr. Sec’d. Notes, 144A	7.000	02/15/30	100	101,172
CCM Merger, Inc., Sr. Unsec’d. Notes, 144A	6.375	05/01/26	150	149,035
International Game Technology PLC, Sr. Sec’d. Notes, 144A	6.250	01/15/27	200	200,000
Jacobs Entertainment, Inc., Sr. Unsec’d. Notes, 144A	6.750	02/15/29	100	93,562
Penn Entertainment, Inc., Sr. Unsec’d. Notes, 144A	5.625	01/15/27	175	166,675
				710,444
Environmental Control 0.2%
GFL Environmental, Inc., Gtd. Notes, 144A	4.000	08/01/28	50	45,577

PGIM Short Duration High Yield ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Foods 1.1%
B&G Foods, Inc., Sr. Sec’d. Notes, 144A	8.000%	09/15/28	225	$228,481
Post Holdings, Inc., Gtd. Notes, 144A	5.625	01/15/28	50	48,831
				277,312
Gas 0.7%
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.500	05/20/25	175	172,207
Healthcare-Products 0.4%
Medline Borrower LP, Sr. Sec’d. Notes, 144A	3.875	04/01/29	75	68,382
Medline Borrower LP/Medline Co-Issuer, Inc., Sr. Sec’d. Notes, 144A	6.250	04/01/29	25	25,049
				93,431
Healthcare-Services 3.4%
HCA, Inc., Gtd. Notes	7.050	12/01/27	125	131,667
Legacy LifePoint Health LLC, Sr. Sec’d. Notes, 144A	4.375	02/15/27	225	212,510
Prime Healthcare Services, Inc., Sr. Sec’d. Notes, 144A	7.250	11/01/25	250	250,773
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., Gtd. Notes, 144A	9.750	12/01/26	175	175,277
Tenet Healthcare Corp., Sr. Sec’d. Notes	4.625	06/15/28	100	95,189
				865,416
Home Builders 5.5%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A	6.625	01/15/28	50	49,613
Beazer Homes USA, Inc., Gtd. Notes	5.875	10/15/27	225	220,423

PGIM Short Duration High Yield ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Builders (cont’d.)
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada), Gtd. Notes, 144A	6.250%	09/15/27	200	$194,760
Forestar Group, Inc., Gtd. Notes, 144A	3.850	05/15/26	175	167,186
Landsea Homes Corp., Sr. Unsec’d. Notes, 144A	8.875	04/01/29	70	67,965
M/I Homes, Inc., Gtd. Notes	4.950	02/01/28	75	71,249
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	5.250	12/15/27	225	217,687
Shea Homes LP/Shea Homes Funding Corp., Sr. Unsec’d. Notes	4.750	02/15/28	75	70,807
STL Holding Co. LLC, Sr. Unsec’d. Notes, 144A	8.750	02/15/29	25	25,929
Taylor Morrison Communities, Inc., Gtd. Notes, 144A	5.875	06/15/27	125	124,484
Tri Pointe Homes, Inc., Gtd. Notes	5.250	06/01/27	175	169,724
				1,379,827
Household Products/Wares 0.3%
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (Canada), Gtd. Notes, 144A	7.000	12/31/27	75	73,312
Housewares 0.3%
Scotts Miracle-Gro Co. (The), Gtd. Notes	4.500	10/15/29	75	67,514
Insurance 0.7%
Acrisure LLC/Acrisure Finance, Inc.,
Sr. Unsec’d. Notes, 144A	8.250	02/01/29	25	25,130
Sr. Unsec’d. Notes, 144A	10.125	08/01/26	154	158,674
				183,804

PGIM Short Duration High Yield ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Internet 1.6%
Cogent Communications Group, Inc., Sr. Sec’d. Notes, 144A	3.500%	05/01/26	50	$47,293
Gen Digital, Inc., Sr. Unsec’d. Notes, 144A	5.000	04/15/25	225	222,974
Go Daddy Operating Co. LLC/GD Finance Co., Inc., Gtd. Notes, 144A	5.250	12/01/27	125	121,625
				391,892
Iron/Steel 0.5%
Big River Steel LLC/BRS Finance Corp., Sr. Sec’d. Notes, 144A	6.625	01/31/29	75	74,839
Mineral Resources Ltd. (Australia), Sr. Unsec’d. Notes, 144A	9.250	10/01/28	50	52,562
				127,401
Leisure Time 5.3%
Carnival Corp.,
Gtd. Notes, 144A	5.750	03/01/27	150	147,322
Gtd. Notes, 144A	7.625	03/01/26	150	150,270

Lindblad Expeditions Holdings, Inc., Sr. Sec’d. Notes, 144A	9.000	05/15/28	50	51,093
Lindblad Expeditions LLC, Sr. Sec’d. Notes, 144A	6.750	02/15/27	125	123,677
NCL Corp. Ltd.,
Gtd. Notes, 144A	5.875	03/15/26	200	196,000
Sr. Sec’d. Notes, 144A	5.875	02/15/27	200	196,438
Sr. Sec’d. Notes, 144A	8.125	01/15/29	50	52,063
Sr. Unsec’d. Notes, 144A	3.625	12/15/24	75	73,875
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes	7.500	10/15/27	25	26,196
Sr. Unsec’d. Notes, 144A	5.375	07/15/27	100	97,590
Viking Cruises Ltd.,
Gtd. Notes, 144A	5.875	09/15/27	175	170,187
Sr. Unsec’d. Notes, 144A	7.000	02/15/29	50	50,111
				1,334,822

PGIM Short Duration High Yield ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Lodging 2.8%
Hilton Domestic Operating Co., Inc., Gtd. Notes, 144A	5.875%	04/01/29		20	$19,826
Las Vegas Sands Corp., Sr. Unsec’d. Notes	3.500	08/18/26		50	47,515
MGM Resorts International, Gtd. Notes	4.625	09/01/26		125	121,207
Station Casinos LLC, Gtd. Notes, 144A	4.500	02/15/28		50	46,560
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sr. Sec’d. Notes, 144A	5.875	05/15/25		175	173,970
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Gtd. Notes, 144A	5.250	05/15/27		50	48,670
Wynn Macau Ltd. (Macau), Sr. Unsec’d. Notes, 144A	5.625	08/26/28		275	257,211
					714,959
Machinery-Diversified 0.3%
Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A	11.500	09/01/28		75	79,784
Media 7.8%
Altice Financing SA (Luxembourg), Sr. Sec’d. Notes, 144A	2.250	01/15/25	EUR	100	104,074
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	5.000	02/01/28		25	23,082
Sr. Unsec’d. Notes, 144A	5.125	05/01/27		300	286,523
Sr. Unsec’d. Notes, 144A	5.500	05/01/26		225	222,612
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29		25	9,942
Gtd. Notes	5.875	11/15/24		275	262,005
Gtd. Notes	7.375	07/01/28		25	11,259
Gtd. Notes	7.750	07/01/26		25	16,010

DISH Network Corp., Sr. Sec’d. Notes, 144A	11.750	11/15/27		125	125,560
Gray Television, Inc.,
Gtd. Notes, 144A	5.875	07/15/26		50	49,932
Sr. Sec’d. Notes, 144A	10.500	07/15/29		80	79,453

PGIM Short Duration High Yield ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)

Midcontinent Communications/Midcontinent Finance Corp., Gtd. Notes, 144A	5.375%	08/15/27	75	$71,863
Nexstar Media, Inc., Gtd. Notes, 144A	5.625	07/15/27	225	212,352
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A	4.500	09/15/26	275	203,902
Sr. Unsec’d. Notes, 144A	6.500	09/15/28	25	11,492

Sinclair Television Group, Inc., Gtd. Notes, 144A	5.125	02/15/27	75	67,249
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	6.625	06/01/27	200	193,296
				1,950,606
Mining 2.1%
Hecla Mining Co., Gtd. Notes	7.250	02/15/28	50	50,385
Hudbay Minerals, Inc. (Canada), Gtd. Notes, 144A	4.500	04/01/26	175	170,625
New Gold, Inc. (Canada), Gtd. Notes, 144A	7.500	07/15/27	75	75,375
Novelis Corp., Gtd. Notes, 144A	3.250	11/15/26	250	233,335
				529,720
Miscellaneous Manufacturing 0.6%
Amsted Industries, Inc., Gtd. Notes, 144A	5.625	07/01/27	75	73,617
Trinity Industries, Inc., Gtd. Notes, 144A	7.750	07/15/28	65	66,974
				140,591
Oil & Gas 5.6%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unsec’d. Notes, 144A	8.250	02/15/26	100	100,929

PGIM Short Duration High Yield ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	7.000%	11/01/26	100	$100,107
Sr. Unsec’d. Notes, 144A	8.250	12/31/28	75	76,647

Athabasca Oil Corp. (Canada), Sec’d. Notes, 144A	9.750	11/01/26	125	129,531
Chesapeake Energy Corp., Gtd. Notes, 144A	5.500	02/01/26	50	49,544
CITGO Petroleum Corp., Sr. Sec’d. Notes, 144A	7.000	06/15/25	150	150,166
Civitas Resources, Inc., Gtd. Notes, 144A	8.375	07/01/28	75	78,801
Crescent Energy Finance LLC, Gtd. Notes, 144A	9.250	02/15/28	75	79,526
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.750	01/30/28	100	101,080
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A	5.750	02/01/29	50	48,297
Nabors Industries, Inc., Gtd. Notes, 144A	7.375	05/15/27	175	174,666
Parkland Corp. (Canada), Gtd. Notes, 144A	5.875	07/15/27	100	98,375
Southwestern Energy Co., Gtd. Notes	5.375	03/15/30	65	62,639
Sunoco LP, Gtd. Notes, 144A	7.000	05/01/29	15	15,324
Sunoco LP/Sunoco Finance Corp., Gtd. Notes	6.000	04/15/27	75	74,410
Transocean, Inc., Gtd. Notes, 144A	8.250	05/15/29	25	24,993
Valaris Ltd., Sec’d. Notes, 144A	8.375	04/30/30	50	51,680
				1,416,715
Packaging & Containers 3.0%
Graham Packaging Co., Inc., Gtd. Notes, 144A	7.125	08/15/28	30	28,267

PGIM Short Duration High Yield ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Packaging & Containers (cont’d.)
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada), Sr. Sec’d. Notes, 144A	6.000%	09/15/28	125	$119,687
LABL, Inc.,
Sr. Sec’d. Notes, 144A	6.750	07/15/26	100	98,920
Sr. Unsec’d. Notes, 144A	10.500	07/15/27	75	72,995

Mauser Packaging Solutions Holding Co., Sr. Sec’d. Notes, 144A	7.875	04/15/27	175	178,325
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, Sr. Sec’d. Notes, 144A	4.000	10/15/27	25	23,351
Sealed Air Corp./Sealed Air Corp. US, Gtd. Notes, 144A	6.125	02/01/28	50	49,624
Trident TPI Holdings, Inc., Gtd. Notes, 144A	12.750	12/31/28	175	190,352
				761,521
Pharmaceuticals 2.3%
AdaptHealth LLC, Gtd. Notes, 144A	6.125	08/01/28	175	167,475
Bausch Health Cos., Inc., Sr. Sec’d. Notes, 144A	5.750	08/15/27	450	338,093
P&L Development LLC/PLD Finance Corp., Sr. Sec’d. Notes, 144A	7.750	11/15/25	100	84,671
				590,239
Pipelines 3.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes, 144A	5.750	03/01/27	200	197,840
Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsec’d. Notes, 144A	7.000	07/15/29	20	20,206
EQM Midstream Partners LP, Sr. Unsec’d. Notes, 144A	6.500	07/01/27	125	126,199
Global Partners LP/GLP Finance Corp., Gtd. Notes	7.000	08/01/27	75	75,332
Howard Midstream Energy Partners LLC, Sr. Unsec’d. Notes, 144A	8.875	07/15/28	50	52,469

PGIM Short Duration High Yield ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Northriver Midstream Finance LP (Canada), Sr. Sec’d. Notes, 144A	5.625%	02/15/26	50	$49,125
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	3.600	05/15/25	75	72,959
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	75	71,681
Sr. Unsec’d. Notes, 144A	7.375	02/15/29	15	15,037

Venture Global LNG, Inc., Sr. Sec’d. Notes, 144A	9.500	02/01/29	50	54,258
Western Midstream Operating LP, Sr. Unsec’d. Notes	3.100	02/01/25	50	49,013
				784,119
Real Estate 0.7%
Howard Hughes Corp. (The), Gtd. Notes, 144A	5.375	08/01/28	175	165,720
Real Estate Investment Trusts (REITs) 2.9%
Brandywine Operating Partnership LP, Gtd. Notes	8.875	04/12/29	5	5,182
Diversified Healthcare Trust, Gtd. Notes	9.750	06/15/25	100	100,056
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	3.500	03/15/31	25	16,227
Gtd. Notes	5.000	10/15/27	50	40,986
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Gtd. Notes, 144A	7.000	02/01/30	10	10,060
Sr. Sec’d. Notes, 144A	7.500	06/01/25	125	125,000
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes	4.750	10/15/27	75	71,924
Gtd. Notes, 144A	6.500	04/01/32	20	19,874

SBA Communications Corp., Sr. Unsec’d. Notes	3.875	02/15/27	175	165,666

PGIM Short Duration High Yield ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)

Starwood Property Trust, Inc., Sr. Unsec’d. Notes, 144A	4.375%	01/15/27	50	$46,842
VICI Properties LP/VICI Note Co., Inc., Gtd. Notes, 144A	4.250	12/01/26	125	120,253
				722,070
Retail 1.4%
Brinker International, Inc., Gtd. Notes, 144A	5.000	10/01/24	75	74,671
LCM Investments Holdings II LLC, Sr. Unsec’d. Notes, 144A	4.875	05/01/29	100	92,887
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	6.750	03/01/32	50	49,087
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.875	03/01/27	50	49,255
White Cap Buyer LLC, Sr. Unsec’d. Notes, 144A	6.875	10/15/28	100	95,515
				361,415
Software 3.3%
Boxer Parent Co., Inc., Sr. Sec’d. Notes, 144A	7.125	10/02/25	275	276,085
Camelot Finance SA, Sr. Sec’d. Notes, 144A	4.500	11/01/26	400	385,912
Clarivate Science Holdings Corp., Sr. Sec’d. Notes, 144A	3.875	07/01/28	50	45,795
SS&C Technologies, Inc., Gtd. Notes, 144A	5.500	09/30/27	125	122,601
				830,393
Telecommunications 3.2%
Connect Finco Sarl/Connect US Finco LLC (United Kingdom), Sr. Sec’d. Notes, 144A	6.750	10/01/26	200	188,500
Frontier Communications Holdings LLC, Sr. Sec’d. Notes, 144A	5.875	10/15/27	125	121,746

PGIM Short Duration High Yield ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
Iliad Holding SASU (France), Sr. Sec’d. Notes, 144A	6.500%	10/15/26	200	$198,500
Viasat, Inc., Sr. Unsec’d. Notes, 144A	5.625	09/15/25	300	291,211
				799,957
Transportation 0.4%
RXO, Inc., Gtd. Notes, 144A	7.500	11/15/27	55	56,618
XPO, Inc., Sr. Sec’d. Notes, 144A	6.250	06/01/28	50	49,993
				106,611

Total Corporate Bonds (cost $22,654,517)				22,416,103
Floating Rate and Other Loans 1.6%
Auto Parts & Equipment 0.3%
First Brands Group LLC, First Lien 2021 Term Loan, 3 Month SOFR + 5.262%	10.591(c)	03/30/27	75	74,094
Chemicals 0.2%
Iris Holdings Ltd., Initial Term Loan, 3 Month SOFR + 4.850%	10.180(c)	06/28/28	50	47,785
Commercial Services 0.2%
Fly Funding II Sarl (Luxembourg), Term B Loan, 3 Month LIBOR + 1.750%	7.330(c)	08/11/25	24	23,573
Kingpin Intermediate Holdings LLC, Amendment No. 8 Term Loan, 1 Month SOFR + 3.500%	8.829(c)	02/08/28	40	39,737
				63,310

PGIM Short Duration High Yield ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Insurance 0.2%
Acrisure LLC, 2021-1 Additional Term Loan, 1 Month LIBOR + 3.750%	9.194%(c)	02/15/27	50	$49,860
Media 0.4%
Altice Financing SA (Luxembourg), 2022 Dollar Loan, 3 Month SOFR + 5.000%	10.329(c)	10/31/27	100	87,030
Radiate Holdco LLC, Amendment No. 6 Term Loan, 1 Month SOFR + 3.250%	8.694(c)	09/25/26	25	19,621
				106,651
Software 0.3%
Cotiviti, Inc., Initial Floating Rate Term Loan, 3 Month SOFR + 3.250%	8.563(c)	05/01/31	75	75,023

Total Floating Rate and Other Loans (cost $427,391)				416,723

Total Long-Term Investments (cost $23,831,908)				23,583,278

	Shares
Short-Term Investment 2.1%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 5.550%) (cost $527,996)(wb)	527,996	527,996

TOTAL INVESTMENTS 95.9% (cost $24,359,904)		24,111,274
Other assets in excess of liabilities(z) 4.1%		1,023,045

Net Assets 100.0%		$25,134,319

PGIM Short Duration High Yield ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CDX—Credit Derivative Index
CLO—Collateralized Loan Obligation
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
REITs—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2024.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at May 31, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
5	2 Year U.S. Treasury Notes	Sep. 2024	$1,018,516	$(590)
Short Position:
29	5 Year U.S. Treasury Notes	Sep. 2024	3,068,109	5,589
				$4,999
Forward foreign currency exchange contracts outstanding at May 31, 2024:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 06/04/24	HSBC	EUR	97	$104,721	$104,781	$60	$—

PGIM Short Duration High Yield ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Forward foreign currency exchange contracts outstanding at May 31, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 06/04/24	GSI	EUR	97	$104,870	$104,781	$89	$—
Expiring 07/02/24	HSBC	EUR	97	104,851	104,915	—	(64)
				$209,721	$209,696	89	(64)
						$149	$(64)
Credit default swap agreement outstanding at May 31, 2024:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at May 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.HY.42.V1	06/20/29	5.000%(Q)	775	$(52,908)	$(60,368)	$(7,460)
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

PGIM Short Duration High Yield ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at May 31, 2024:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at May 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
1,965	02/06/26	4.263%(A)	1 Day SOFR(2)(A)/ 5.340%	$—	$(27,633)	$(27,633)
1,330	02/06/27	3.977%(A)	1 Day SOFR(1)(A)/ 5.340%	—	27,161	27,161
				$—	$(472)	$(472)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).